Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,009,431	$ (294,923)	$ 1,166,777
Other comprehensive loss:
Net gain (loss) on derivatives (Note 12), net of tax of $(11,679), $8,402 and $12,845, respectively	81,751	(58,814)	(89,918)
Actuarial gain (loss) on pension obligations, net of tax of $(1,327), $348 and $265, respectively	9,285	(2,684)	(1,845)
Foreign currency translation adjustments	(15,286)	0	0
Total other comprehensive loss	75,750	(61,498)	(91,763)
Comprehensive income (loss)	1,085,181	(356,421)	1,075,014
Comprehensive income attributable to non-controlling interest	(8,924)	(3,643)	(21,083)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$ 1,076,257	$ (360,064)	$ 1,053,931